GE LIFE & ANNUITY SEPARATE ACCOUNT III

Financial Statements

June 30, 2003

(Unaudited)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

June 30, 2003

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities

June 30, 2003

(Unaudited)

	AIM Variable Insurance Funds				The Alger American Fund
	AIM V.I. Basic Value Fund — Series II Shares	AIM V.I. Capital Appreciation Fund — Series I Shares	AIM V.I. Growth Fund — Series I Shares	AIM V.I. Premier Equity Fund — Series I Shares	Alger American Growth Portfolio — Class O Shares	Alger American Small Capitalization Portfolio — Class O Shares
Assets
Investments at market value (see cost below; note 2a):	$—	122,493	111,663	460,111	1,920,388	957,905
Dividend receivable	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—
Receivable for units sold	—	—	—	—	—	—

Total assets	—	122,493	111,663	460,111	1,920,388	957,905

Liabilities
Accrued expenses payable to affiliate (note 4c)	—	—	—	1	206	103
Payable for units withdrawn	—	23	17	243	485	391

Total liabilities	—	23	17	244	691	494

Net assets attributable to variable life policy owners	$—	122,470	111,646	459,867	1,919,697	957,411

Outstanding units (notes 2b, 4a, and 5): Type I	—	—	—	—	132,393	134,091

Net asset value per unit: Type I	$—	—	—	—	14.50	7.14

Outstanding units (notes 2b, 4a, and 5): Type II	—	21,753	24,324	71,077	—	—

Net asset value per unit: Type II	$—	5.63	4.59	6.47	—	—

Investments in securities, at cost	$—	115,115	102,472	471,268	2,510,903	977,790

Shares outstanding	—	6,694	8,676	25,690	66,750	67,985

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	AllianceBernstein Variable Products Series Fund, Inc.				Dreyfus		Eaton Vance Variable Trust
	Growth and Income Portfolio — Class B	Premier Growth Portfolio — Class B	Quasar Portfolio — Class B	Technology Portfolio — Class B	Dreyfus Investment Portfolios- Emerging Markets Portfolio — Initial Shares	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	VT Floating Rate Income Fund	VT Worldwide Health Sciences Fund
Assets
Investments at market value (see cost below; note 2a):	$1,972,904	240,342	129,651	—	36,287	32,387	—	3,829
Dividend receivable	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—	—	—
Receivable for units sold	—	—	—	—	—	—	—	—

Total assets	1,972,904	240,342	129,651	—	36,287	32,387	—	3,829

Liabilities
Accrued expenses payable to affiliate (note 4c)	2	—	—	—	—	—	—	—
Payable for units withdrawn	1,236	—	42	—	—	—	—	—

Total liabilities	1,238	—	42	—	—	—	—	—

Net assets attributable to variable life policy owners	$1,971,666	240,342	129,609	—	36,287	32,387	—	3,829

Outstanding units (notes 2b, 4a, and 5): Type I	1,024	—	—	—	—	—	—	—

Net asset value per unit: Type I	$10.81	—	—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type II	210,139	41,654	19,940	—	3,220	5,773	—	343

Net asset value per unit: Type II	$9.33	5.77	6.50	—	11.27	5.61	—	11.16

Investments in securities, at cost	$1,924,959	259,622	128,653	—	33,294	32,984	—	4,000

Shares outstanding	104,608	12,670	16,308	—	3,357	1,554	—	390

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	Federated Insurance Series
	Federated American Leaders Fund II — Primary Shares	Federated Capital Income Fund II	Federated High Income Bond Fund II — Primary Shares	Federated High Income Bond Fund II — Service Shares	Federated International Small Company Fund II	Federated Kaufmann Fund II — Service Shares
Assets
Investments at market value (see cost below; note 2a):	$649,369	265,427	1,427,899	284,689	39,804	—
Dividend receivable	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—
Receivable for units sold	—	—	—	1,842	—	—

Total assets	649,369	265,427	1,427,899	286,531	39,804	—

Liabilities
Accrued expenses payable to affiliate (note 4c)	70	33	155	—	—	—
Payable for units withdrawn	132	72	8,658	—	—	—

Total liabilities	202	105	8,813	—	—	—

Net assets attributable to variable life policy owners	$649,167	265,322	1,419,086	286,531	39,804	—

Outstanding units (notes 2b, 4a, and 5): Type I	44,586	22,504	91,084	—	—	—

Net asset value per unit: Type I	$14.56	11.79	15.58	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type II	—	—	—	25,721	6,328	—

Net asset value per unit: Type II	$—	—	—	11.14	6.29	—

Investments in securities, at cost	$719,599	376,025	1,344,485	277,845	50,298	—

Shares outstanding	39,332	34,833	192,959	38,524	7,510	—

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	Fidelity Variable Insurance Products Fund (“VIP”)					Fidelity Variable Products Fund II (“VIP II”)
	VIP Equity- Income Portfolio — Initial Class	VIP Equity- Income Portfolio — Service Class 2	VIP Growth Portfolio — Initial Class	VIP Growth Portfolio — Service Class 2	VIP Overseas Portfolio — Initial Class	VIP II Asset ManagerSM Portfolio — Initial Class	VIP II Contrafund® Portfolio — Initial Class	VIP II Contrafund® Portfolio — Service Class 2
Assets
Investments at market value (see cost below; note 2a):	$8,852,579	1,181,971	5,982,683	238,923	1,581,473	4,850,091	6,383,924	790,593
Dividend receivable	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—	—	—
Receivable for units sold	—	630	—	7,945	—	—	—	—

Total assets	8,852,579	1,182,601	5,982,683	246,868	1,581,473	4,850,091	6,383,924	790,593

Liabilities
Accrued expenses payable to affiliate (note 4c)	957	—	644	—	171	527	687	—
Payable for units withdrawn	10,152	—	1,001	—	228	1,039	1,435	93

Total liabilities	11,109	—	1,645	—	399	1,566	2,122	93

Net assets attributable to variable life policy owners	$8,841,470	1,182,601	5,981,038	246,868	1,581,074	4,848,525	6,381,802	790,500

Outstanding units (notes 2b, 4a, and 5): Type I	257,919	—	172,017	—	100,449	181,593	255,886	—

Net asset value per unit: Type I	$34.28	—	34.77	—	15.74	26.70	24.94	—

Outstanding units (notes 2b, 4a, and 5): Type II	—	129,671	—	41,490	—	—	—	92,782

Net asset value per unit: Type II	$—	9.12	—	5.95	—	—	—	8.52

Investments in securities, at cost	$9,527,012	1,158,414	6,008,175	234,860	1,714,266	5,429,498	6,740,326	738,609

Shares outstanding	449,598	60,552	225,676	9,098	131,789	359,266	323,564	40,378

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	Fidelity Variable Insurance Products Fund III (“VIP III”)
	VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	VIP III Growth & Income Portfolio — Initial Class	VIP III Growth & Income Portfolio — Service Class 2	VIP III Growth Opportunities Portfolio — Initial Class	VIP III Mid Cap Portfolio — Service Class 2
Assets
Investments at market value (see cost below; note 2a):	$—	513,323	146,601	194,560	697,407
Dividend receivable	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—
Receivable for units sold	—	—	—	—	789

Total assets	—	513,323	146,601	194,560	698,196

Liabilities
Accrued expenses payable to affiliate (note 4c)	—	55	—	26	2
Payable for units withdrawn	—	157	—	95	4

Total liabilities	—	212	—	121	6

Net assets attributable to variable life policy owners	$—	513,111	146,601	194,439	698,190

Outstanding units (notes 2b, 4a, and 5): Type I	—	38,178	—	20,885	1,922

Net asset value per unit: Type I	$—	13.44	—	9.31	11.04

Outstanding units (notes 2b, 4a, and 5): Type II	—	—	17,878	—	68,038

Net asset value per unit: Type II	$—	—	8.20	—	9.95

Investments in securities, at cost	$—	517,080	141,731	231,357	653,762

Shares outstanding	—	42,599	12,309	14,841	36,978

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	GE Investments Funds, Inc.
	Global Income Fund	Income Fund	International Equity Fund	Mid-Cap Value Equity Fund	Money Market Fund	Premier Growth Equity Fund	Real Estate Securities Fund	S&P 500® Index Fund	Small-Cap Value Equity Fund	Total Return Fund	U.S. Equity Fund	Value Equity Fund
Assets
Investments at market value (see cost below; note 2a):	$195,303	2,384,640	278,583	2,061,235	16,023,127	1,148,889	1,308,052	6,024,078	670,668	1,664,652	709,567	289,942
Dividend receivable	—	—	—	—	8,955	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—	—	1	—	—	—	—
Receivable for units sold	—	11,957	—	—	—	—	—	7,346	—	—	—	—

Total assets	195,303	2,396,597	278,583	2,061,235	16,032,082	1,148,889	1,308,052	6,031,425	670,668	1,664,652	709,567	289,942

Liabilities
Accrued expenses payable to affiliate (note 4c)	21	257	31	142	10,491	69	165	441	—	192	41	—
Payable for units withdrawn	23	389	47	396	2,514	198	307	844	86	235	95	44

Total liabilities	44	646	78	538	13,005	267	472	1,285	86	427	136	44

Net assets attributable to variable life policy owners	$195,259	2,395,951	278,505	2,060,697	16,019,077	1,148,622	1,307,580	6,030,140	670,582	1,664,225	709,431	289,898

Outstanding units (notes 2b, 4a, and 5): Type I	16,326	164,558	26,987	79,474	819,319	74,931	53,810	117,037	—	51,349	38,771	—

Net asset value per unit: Type I	$11.96	13.45	10.32	16.12	17.45	8.62	24.30	33.89	—	32.41	9.72	—

Outstanding units (notes 2b, 4a, and 5): Type II	—	16,366	—	74,105	160,631	64,533	—	283,483	59,239	—	40,757	34,594

Net asset value per unit: Type II	$—	11.16	—	10.52	10.72	7.79	—	7.28	11.32	—	8.16	8.38

Investments in securities, at cost	$429,036	2,329,923	232,621	2,085,347	16,012,647	852,678	1,215,845	6,515,173	669,729	1,708,310	644,494	283,486

Shares outstanding	17,162	177,693	40,551	137,783	16,023,127	18,590	84,227	333,744	63,033	119,845	25,055	35,973

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	Goldman Sachs Variable Insurance Trust		Greenwich Street Series Fund	Janus Aspen Series
	Goldman Sachs Growth and Income Fund	Goldman Sachs Mid Cap Value Fund	Salomon Brothers Variable Emerging Growth Fund — Class II	Balanced Portfolio — Institutional Shares	Balanced Portfolio — Service Shares	Capital Appreciation Portfolio — Institutional Shares	Capital Appreciation Portfolio — Service Shares	Flexible Income Portfolio — Institutional Shares	Global Life Sciences Portfolio — Service Shares	Global Technology Portfolio — Service Shares	Growth Portfolio — Institutional Shares	Growth Portfolio — Service Shares
Assets
Investments at market value (see cost below; note 2a):	$80,521	1,971,768	—	4,174,183	1,225,926	928,881	62,236	351,947	398,715	44,779	3,559,419	83,640
Dividend receivable	—	—	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	8	—	—	—	—	—	—	—	—	—	1	—
Receivable for units sold	—	—	—	—	5,688	—	939	—	—	—	—	—

Total assets	80,529	1,971,768	—	4,174,183	1,231,614	928,881	63,175	351,947	398,715	44,779	3,559,420	83,640

Liabilities
Accrued expenses payable to affiliate (note 4c)	9	304	—	448	1	100	—	38	19	4	382	—
Payable for units withdrawn	8,349	8,857	—	581	—	334	—	88	489	7	828	22

Total liabilities	8,358	9,161	—	1,029	1	434	—	126	508	11	1,210	22

Net assets attributable to variable life policy owners	$72,171	1,962,607	—	4,173,154	1,231,613	928,447	63,175	351,821	398,207	44,768	3,558,210	83,618

Outstanding units (notes 2b, 4a, and 5): Type I	9,887	161,664	—	193,650	—	51,352	—	20,443	24,083	11,339	209,183	—

Net asset value per unit: Type I	$7.30	12.14	—	21.55	—	18.08	—	17.21	7.29	2.89	17.01	—

Outstanding units (notes 2b, 4a, and 5): Type II	—	—	—	—	130,054	—	9,630	—	34,043	3,448	—	15,148

Net asset value per unit: Type II	$—	—	—	—	9.47	—	6.56	—	6.54	3.48	—	5.52

Investments in securities, at cost	$82,660	1,874,744	—	4,140,642	1,216,777	1,009,763	61,761	346,228	419,048	257,529	3,084,196	92,803

Shares outstanding	9,140	171,309	—	193,070	54,680	49,356	3,328	27,691	65,043	15,712	218,102	5,176

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	Janus Aspen Series (continued)
	International Growth Portfolio — Institutional Shares	International Growth Portfolio — Service Shares	Mid Cap Growth Portfolio — Service Shares	Mid Cap Growth Portfolio — Institutional Shares	Worldwide Growth Portfolio — Institutional Shares	Worldwide Growth Portfolio — Service Shares
Assets
Investments at market value (see cost below; note 2a):	$1,302,913	184,445	457,142	1,441,937	5,262,496	186,573
Dividend receivable	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	3	—
Receivable for units sold	—	—	—	—	—	—

Total assets	1,302,913	184,445	457,142	1,441,937	5,262,499	186,573

Liabilities
Accrued expenses payable to affiliate (note 4c)	224	—	—	155	566	—
Payable for units withdrawn	367	32	670	581	1,330	—

Total liabilities	591	32	670	736	1,896	—

Net assets attributable to variable life policy owners	$1,302,322	184,413	456,472	1,441,201	5,260,603	186,573

Outstanding units (notes 2b, 4a, and 5): Type I	93,760	—	—	87,293	274,705	—

Net asset value per unit: Type I	$13.89	—	—	16.51	19.15	—

Outstanding units (notes 2b, 4a, and 5): Type II	—	33,288	110,794	—	—	33,022

Net asset value per unit: Type II	$—	5.54	4.12	—	—	5.65

Investments in securities, at cost	$1,149,582	178,958	475,025	1,655,921	5,227,808	196,210

Shares outstanding	71,393	10,179	25,215	78,324	236,410	8,416

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	MFS® Variable Insurance Trust				Nations Separate Account Trust
	MFS® Investors Growth Stock Series — Service Class Shares	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Utilities Series — Service Class Shares	Nations Marsico Growth Portfolio	Nations Marsico International Opportunities Portfolio
Assets
Investments at market value (see cost below; note 2a):	$315,588	700,633	166,397	910,307	2,443	—
Dividend receivable	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—
Receivable for units sold	—	—	—	—	—	—

Total assets	315,588	700,633	166,397	910,307	2,443	—

Liabilities
Accrued expenses payable to affiliate (note 4c)	—	1	2	1	—	—
Payable for units withdrawn	17	878	2	1,065	5	—

Total liabilities	17	879	4	1,066	5	—

Net assets attributable to variable life policy owners	$315,571	699,754	166,393	909,241	2,438	—

Outstanding units (notes 2b, 4a, and 5): Type I	—	—	1,233	—	—	—

Net asset value per unit: Type I	$—	—	10.83	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type II	55,558	97,053	21,831	128,605	225	—

Net asset value per unit: Type II	$5.68	7.21	7.01	7.07	10.85	—

Investments in securities, at cost	$295,740	772,627	158,702	925,385	2,500	—

Shares outstanding	39,998	48,253	14,234	64,287	191	—

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Aggressive Growth Fund/VA — Service Shares	Oppenheimer Bond Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Capital Appreciation Fund/VA — Service Shares	Oppenheimer Global Securities Fund/VA — Service Shares	Oppenheimer High Income Fund/VA	Oppenheimer Main Street Fund/VA — Service Shares	Oppenheimer Main Street Small Cap Fund/VA — Service Shares	Oppenheimer Multiple Strategies Fund/VA
Assets
Investments at market value (see cost below; note 2a):	$2,935,351	7,883	1,890,963	2,863,850	—	1,001,944	3,698,218	617,861	—	2,614,647
Dividend receivable	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—	—	—	—	—
Receivable for units sold	—	3,997	—	—	—	—	—	—	—	—

Total assets	2,935,351	11,880	1,890,963	2,863,850	—	1,001,944	3,698,218	617,861	—	2,614,647

Liabilities
Accrued expenses payable to affiliate (note 4c)	317	—	204	308	—	1	404	—	—	283
Payable for units withdrawn	632	—	341	583	—	103	9,184	168	—	314

Total liabilities	949	—	545	891	—	104	9,588	168	—	597

Net assets attributable to variable life policy owners	$2,934,402	11,880	1,890,418	2,862,959	—	1,001,840	3,688,630	617,693	—	2,614,050

Outstanding units (notes 2b, 4a, and 5): Type I	91,757	—	67,012	80,150	—	—	106,886	—	—	83,171

Net asset value per unit: Type I	$31.98	—	28.21	35.72	—	—	34.51	—	—	31.43

Outstanding units (notes 2b, 4a, and 5): Type II	—	1,082	—	—	—	128,771	—	81,062	—	—

Net asset value per unit: Type II	$—	10.98	—	—	—	7.78	—	7.62	—	—

Investments in securities, at cost	$4,483,343	8,000	1,875,019	2,555,964	—	983,692	3,602,943	609,501	—	2,907,664

Shares outstanding	88,308	238	168,086	96,167	—	51,382	464,017	37,131	—	184,260

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	PBHG Insurance Series Fund, Inc.		PIMCO Variable Insurance Trust				The Prudential Series Fund, Inc.		Rydex Variable Trust
	PBHG Growth II Portfolio	PBHG Large Cap Growth Portfolio	Foreign Bond Portfolio — Administrative Class Shares	High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares	Jennison 20/20 Focus Portfolio — Class II Shares	Jennison Portfolio — Class II Shares	OTC Fund
Assets
Investments at market value (see cost below; note 2a):	$109,403	293,424	234,812	747,076	1,199,184	2,539,228	—	—	28,425
Dividend receivable	—	—	435	3,800	2,887	5,016	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—	—	—	—
Receivable for units sold	—	—	—	1,927	2,901	14,542	—	—	—

Total assets	109,403	293,424	235,247	752,803	1,204,972	2,558,786	—	—	28,425

Liabilities
Accrued expenses payable to affiliate (note 4c)	17	32	436	3,775	2,891	5,028	—	—	—
Payable for units withdrawn	44	451	—	—	—	2	—	—	26

Total liabilities	61	483	436	3,775	2,891	5,030	—	—	26

Net assets attributable to variable life policy owners	$109,342	292,941	234,811	749,028	1,202,081	2,553,756	—	—	28,399

Outstanding units (notes 2b, 4a, and 5): Type I	13,367	21,732	—	—	—	2,148	—	—	—

Net asset value per unit: Type I	$8.18	13.48	—	—	—	10.12	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type II	—	—	18,815	64,627	85,924	198,590	—	—	8,091

Net asset value per unit: Type II	$—	—	12.48	11.59	13.99	12.75	—	—	3.51

Investments in securities, at cost	$119,066	290,301	230,840	886,924	944,541	2,467,181	—	—	29,062

Shares outstanding	12,546	20,562	22,864	94,209	103,378	241,371	—	—	2,598

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	Salomon Brothers Variable Series Funds Inc				Van Kampen Life Investment Trust
	Salomon Brothers Variable All Cap Fund — Class II	Salomon Brothers Variable Investors Fund — Class I	Salomon Brothers Variable Strategic Bond Fund — Class I	Salomon Brothers Variable Total Return Fund — Class I	Comstock Portfolio — Class II Shares	Emerging Growth Portfolio — Class II Shares
Assets
Investments at market value (see cost below; note 2a):	$—	473,614	602,442	43,623	112,998	20,924
Dividend receivable	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	3	—	—
Receivable for units sold	—	—	—	—	—	—

Total assets	—	473,614	602,442	43,626	112,998	20,924

Liabilities
Accrued expenses payable to affiliate (note 4c)	—	52	69	5	—	—
Payable for units withdrawn	—	71	8,210	5	35	35

Total liabilities	—	123	8,279	10	35	35

Net assets attributable to variable life policy owners	$—	473,491	594,163	43,616	112,963	20,889

Outstanding units (notes 2b, 4a, and 5): Type I	—	38,031	44,809	4,005	—	—

Net asset value per unit: Type I	$—	12.45	13.26	10.89	—	—

Outstanding units (notes 2b, 4a, and 5): Type II	—	—	—	—	12,292	2,514

Net asset value per unit: Type II	$—	—	—	—	9.19	8.31

Investments in securities, at cost	$—	530,105	611,316	43,588	100,149	20,962

Shares outstanding	—	42,553	52,939	4,248	11,122	970

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations

(Unaudited)

	AIM Variable Insurance Funds				The Alger American Fund
	AIM V.I. Basic Value Fund — Series II Shares	AIM V.I. Capital Appreciation Fund — Series I Shares	AIM V.I. Growth Fund — Series I Shares	AIM V.I. Premier Equity Fund — Series I Shares	Alger American Growth Portfolio — Class O Shares	Alger American Small Capitalization Portfolio — Class O Shares
	Period ended June 30, 2003				Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	—	10,452	5,283
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	477	476	2,121	—	—

Net investment income (expense)	—	(477)	(476)	(2,121)	(10,452)	(5,283)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	—	(3)	(19)	(5,637)	(435,263)	11,031
Unrealized appreciation (depreciation)	—	12,562	12,925	48,340	706,923	105,766
Capital gain distributions	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	—	12,559	12,906	42,703	271,660	116,797

Increase (decrease) in net assets from operations	$—	12,082	12,430	40,582	261,208	111,514

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued

(Unaudited)

	AllianceBernstein Variable Products Series Fund, Inc.				Dreyfus		Eaton Vance Variable Trust
	Growth and Income Portfolio — Class B	Premier Growth Portfolio — Class B	Quasar Portfolio — Class B	Technology Portfolio — Class B	Dreyfus Investment Portfolios- Emerging Markets Portfolio — Initial Shares	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	VT Floating- Rate Income Fund	VT Worldwide Health Sciences Fund
	Period ended June 30, 2003				Period ended June 30, 2003		Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$16,112	—	—	—	39	2	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	4	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	8,576	939	624	—	151	152	—	4

Net investment income (expense)	7,532	(939)	(624)	—	(112)	(150)	—	(4)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(15,289)	(11,049)	(197)	—	(64)	(33)	—	7
Unrealized appreciation (depreciation)	250,322	28,072	19,365	—	4,842	3,271	—	(170)
Capital gain distributions	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	235,033	17,023	19,168	—	4,778	3,238	—	(163)

Increase (decrease) in net assets from operations	$242,565	16,084	18,544	—	4,666	3,088	—	(167)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued

(Unaudited)

	Federated Insurance Series
	Federated American Leaders Fund II — Primary Shares	Federated Capital Income Fund II	Federated High Income Bond Fund II — Primary Shares	Federated High Income Bond Fund II — Service Shares	Federated International Small Company Fund II	Federated Kaufmann Fund II — Service Shares
	Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$10,042	16,587	48,405	18,647	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	4,022	1,589	5,420	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	—	1,356	98	—

Net investment income (expense)	6,020	14,998	42,985	17,291	(98)	—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(41,360)	(33,920)	75,778	19	(58)	—
Unrealized appreciation (depreciation)	103,191	38,833	(23,386)	13,303	3,365	—
Capital gain distributions	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	61,831	4,913	52,392	13,322	3,307	—

Increase (decrease) in net assets from operations	$67,851	19,911	95,377	30,613	3,209	—

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued

(Unaudited)

	Fidelity Variable Insurance Products Fund (“VIP”)					Fidelity Variable Products Fund II (“VIP II”)
	VIP Equity-Income Portfolio — Initial Class	VIP Equity-Income Portfolio — Service Class 2	VIP Growth Portfolio — Initial Class	VIP Growth Portfolio — Service Class 2	VIP Overseas Portfolio — Initial Class	VIP II Asset ManagerSM Portfolio — Initial Class	VIP II Contrafund® Portfolio — Initial Class	VIP II Contrafund® Portfolio — Service Class 2
	Period ended June 30, 2003					Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$158,931	14,784	16,215	212	13,981	170,690	28,640	1,644
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	52,298	—	34,951	—	14,426	29,138	37,348	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	5,154	—	1,077	—	—	—	3,231

Net investment income (expense)	106,633	9,630	(18,736)	(865)	(445)	141,552	(8,708)	(1,587)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(514,463)	(7,106)	(227,479)	(4,663)	799,406	(61,486)	(98,991)	(1,225)
Unrealized appreciation (depreciation)	1,204,012	108,556	916,605	33,459	(388,868)	338,736	633,922	66,215
Capital gain distributions	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	689,549	101,450	689,126	28,796	410,538	277,250	534,931	64,990

Increase (decrease) in net assets from operations	$796,182	111,080	670,390	27,931	410,093	418,802	526,223	63,403

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued

(Unaudited)

	Fidelity Variable Insurance Products Fund III (“VP III”)
	VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	VIP III Growth & Income Portfolio — Initial Class	VIP III Growth & Income Portfolio — Service Class 2	VIP III Growth Opportunities Portfolio — Initial Class	VIP III Mid Cap Portfolio — Service Class 2
	Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$—	5,379	1,360	1,723	1,406
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	2,525	—	1,400	10
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	692	—	2,979

Net investment income (expense)	—	2,854	668	323	(1,583)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	—	(24,558)	(469)	(64,528)	(500)
Unrealized appreciation (depreciation)	—	61,300	14,456	97,896	55,761
Capital gain distributions	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	—	36,742	13,987	33,368	55,261

Increase (decrease) in net assets from operations	$—	39,596	14,655	33,691	53,678

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued

(Unaudited)

	GE Investments Funds, Inc.
	Global Income Fund	Income Fund	International Equity Fund	Mid-Cap Value Equity Fund	Money Market Fund	Premier Growth Equity Fund	Real Estate Securities Fund	S&P 500® Index Fund	Small-Cap Value Equity Fund	Total Return Fund	U.S. Equity Fund	Value Equity Fund
	Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$—	—	—	—	77,228	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	1,203	14,788	2,035	7,339	92,354	3,319	6,493	23,453	—	10,402	2,063	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	582	—	3,333	8,738	1,773	—	9,203	3,005	—	1,417	1,119

Net investment income (expense)	(1,203)	(15,370)	(2,035)	(10,672)	(23,864)	(5,092)	(6,493)	(32,657)	(3,005)	(10,402)	(3,479)	(1,119)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	16,614	(171,059)	62,810	(49,919)	—	19,301	(11,450)	(727,871)	(5,504)	(15,381)	(3,466)	(1,429)
Unrealized appreciation (depreciation)	(7,727)	264,343	(31,118)	286,926	8,955	83,178	190,455	1,363,234	38,498	169,258	65,913	24,232
Capital gain distributions	—	—	—	—	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	8,887	93,284	31,692	237,007	8,955	102,479	179,005	635,363	32,994	153,877	62,447	22,803

Increase (decrease) in net assets from operations	$7,684	77,914	29,657	226,335	(14,909)	97,387	172,512	602,706	29,989	143,475	58,968	21,684

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued

(Unaudited)

	Goldman Sachs Variable Insurance Trust		Greenwich Street Series Fund	Janus Aspen Series
	Goldman Sachs Growth and Income Fund	Goldman Sachs Mid Cap Value Fund	Salomon Brothers Variable Emerging Growth Fund — Class II	Balanced Portfolio — Institutional Shares	Balanced Portfolio — Service Shares	Capital Appreciation Portfolio — Institutional Shares	Capital Appreciation Portfolio — Service Shares	Flexible Income Portfolio — Institutional Shares	Global Life Sciences Portfolio — Service Shares	Global Technology Portfolio — Service Shares	Growth Portfolio — Institutional Shares	Growth Portfolio — Service Shares
	Period ended June 30, 2003		Period ended June 30, 2003	Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$—	—	—	50,536	10,933	3,148	90	7,957	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	469	11,916	—	25,030	—	6,211	—	3,434	1,185	88	20,909	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	—	—	5,691	—	197	—	1,020	57	—	400

Net investment income (expense)	(469)	(11,916)	—	25,506	5,242	(3,063)	(107)	4,523	(2,205)	(145)	(20,909)	(400)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(5,580)	(93,412)	—	(11,846)	(6,024)	(157,968)	(3,021)	(139,440)	(61,496)	(558)	(3,869)	(170)
Unrealized appreciation (depreciation)	13,450	226,017	—	206,308	61,288	243,681	5,798	164,327	111,506	4,624	359,731	8,895
Capital gain distributions	—	—	—	—	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	7,870	132,605	—	194,462	55,264	85,713	2,777	24,887	50,010	4,066	355,862	8,725

Increase (decrease) in net assets from operations	$7,401	120,689	—	219,968	60,506	82,650	2,670	29,410	47,805	3,921	334,953	8,325

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued

(Unaudited)

	Janus Aspen Series (continued)
	International Growth Portfolio — Institutional Shares	International Growth Portfolio — Service Shares	Mid Cap Growth Portfolio — Service Shares	Mid Cap Growth Portfolio — Institutional Shares	Worldwide Growth Portfolio — Institutional Shares	Worldwide Growth Portfolio — Service Shares
	Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$12,516	1,505	—	—	43,637	1,152
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	8,538	—	—	8,527	34,230	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	529	2,036	—	—	849

Net investment income (expense)	3,978	976	(2,036)	(8,527)	9,407	303

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	136,637	(3,457)	(17,525)	(613,862)	(1,370,113)	(1,936)
Unrealized appreciation (depreciation)	(86,359)	13,996	82,983	847,012	1,742,767	14,531
Capital gain distributions	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	50,278	10,539	65,458	233,150	372,654	12,595

Increase (decrease) in net assets from operations	$54,256	11,515	63,422	224,623	382,061	12,898

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued

(Unaudited)

	MFS® Variable Insurance Trust				Nations Separate Account Trust
	MFS® Investors Growth Stock Series — Service Class Shares	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Utilities Series — Service Class Shares	Nations Marsico Growth Portfolio	Nations Marsico International Opportunities Portfolio
	Period ended June 30, 2003				Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$—	3,106	—	17,448	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	5	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	1,408	3,036	649	3,764	—	—

Net investment income (expense)	(1,408)	70	(654)	13,684	—	—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	52	(24,258)	(10,530)	(12,247)	2	—
Unrealized appreciation (depreciation)	33,337	78,021	25,338	145,477	(57)	—
Capital gain distributions	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	33,389	53,763	14,808	133,230	(55)	—

Increase (decrease) in net assets from operations	$31,981	53,833	14,154	146,914	(55)	—

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued

(Unaudited)

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Aggressive Growth Fund/VA — Service Shares	Oppenheimer Bond Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Capital Appreciation Fund/VA — Service Shares	Oppenheimer Global Securities Fund/VA — Service Shares	Oppenheimer High Income Fund/VA	Oppenheimer Main Street Fund/VA — Service Shares	Oppenheimer Main Street Small Cap Fund/VA — Service Shares	Oppenheimer Multiple Strategies Fund/VA
	Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$—	—	104,072	10,905	—	5,449	182,017	4,065	—	76,086
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	17,603	—	11,983	16,689	—	—	17,467	—	—	15,914
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	7	—	—	—	4,174	—	2,515	—	—

Net investment income (expense)	(17,603)	(7)	92,089	(5,784)	—	1,275	164,550	1,550	—	60,172

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(344,460)	15	377	5,049	—	(18,986)	(20,187)	(6,770)	—	(39,856)
Unrealized appreciation (depreciation)	715,414	(118)	(8,538)	299,512	—	101,248	208,402	50,860	—	244,680
Capital gain distributions	—	—	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	370,954	(103)	(8,161)	304,561	—	82,262	188,215	44,090	—	204,824

Increase (decrease) in net assets from operations	$353,351	(110)	83,928	298,777	—	83,537	352,765	45,640	—	264,996

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued

(Unaudited)

	PBHG Insurance Series Fund, Inc.		PIMCO Variable Insurance Trust				The Prudential Series Fund, Inc.		Rydex Variable Trust
	PBHG Growth II Portfolio	PBHG Large Cap Growth Portfolio	Foreign Bond Portfolio — Administrative Class Shares	High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares	Jennison 20/20 Focus Portfolio — Class II Shares	Jennison Portfolio — Class II Shares	OTC Fund
	Period ended June 30, 2003		Period ended June 30, 2003				Period ended June 30, 2003		Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$—	—	2,704	22,278	15,730	32,082	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	757	1,894	—	—	—	13	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	1,077	5,389	3,295	11,092	—	—	139

Net investment income (expense)	(757)	(1,894)	1,627	16,889	12,435	20,977	—	—	(139)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(84,042)	(67,424)	1,801	105,820	(100,000)	9,325	—	—	(48)
Unrealized appreciation (depreciation)	92,442	110,221	2,210	(134,096)	236,245	45,671	—	—	4,441
Capital gain distributions	—	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	8,400	42,797	4,011	(28,276)	136,245	54,996	—	—	4,393

Increase (decrease) in net assets from operations	$7,643	40,903	5,638	(11,387)	148,680	75,973	—	—	4,254

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued

(Unaudited)

	Salomon Brothers Variable Series Funds Inc				Van Kampen Life Investment Trust
	Salomon Brothers Variable All Cap Fund — Class II	Salomon Brothers Variable Investors Fund — Class I	Salomon Brothers Variable Strategic Bond Fund — Class I	Salomon Brothers Variable Total Return Fund — Class I	Comstock Portfolio — Class II Shares	Emerging Growth Portfolio — Class II Shares
	Period ended June 30, 2003				Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$—	—	—	—	621	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	2,507	3,784	262	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	—	—	362	2

Net investment income (expense)	—	(2,507)	(3,784)	(262)	259	(2)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	—	(9,739)	5,152	(47)	41	11
Unrealized appreciation (depreciation)	—	66,655	50,713	3,198	10,993	(38)
Capital gain distributions	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	—	56,916	55,865	3,151	11,034	(27)

Increase (decrease) in net assets from operations	$—	54,409	52,081	2,889	11,293	(29)

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets

(Unaudited)

	AIM Variable Insurance Funds				The Alger American Fund
	AIM V.I. Basic Value Fund — Series II Shares	AIM V.I. Capital Appreciation Fund — Series I Shares	AIM V.I. Growth Fund — Series I Shares	AIM V.I. Premier Equity Fund — Series I Shares	Alger American Growth Portfolio — Class O Shares	Alger American Small Capitalization Portfolio — Class O Shares
	Period ended June 30, 2003				Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$—	(477)	(476)	(2,121)	(10,452)	(5,283)
Net realized gain (loss)	—	(3)	(19)	(5,637)	(435,263)	11,031
Unrealized appreciation (depreciation) on investments	—	12,562	12,925	48,340	706,923	105,766
Capital gain distributions	—	—	—	—	—	—

Increase (decrease) in net assets from operations	—	12,082	12,430	40,582	261,208	111,514

From capital transactions:
Net premiums	—	17,147	22,548	67,499	—	—
Loan interest	—	(64)	—	461	(112)	326
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	(5,594)	—
Surrenders	—	—	—	—	—	(4,024)
Loans	—	—	—	—	(2,903)	(1,591)
Cost of insurance and administrative expenses (note 4a)	—	(540)	(541)	(2,395)	(16,872)	(7,548)
Transfers (to) from the Guarantee Account	—	42,065	11,627	5,942	(18,535)	9,152
Transfers (to) from other subaccounts	—	—	—	(1,712)	164,435	(82,799)

Increase (decrease) in net assets from capital transactions (note 5)	—	58,608	33,634	69,795	120,419	(86,484)

Increase (decrease) in net assets	—	70,690	46,064	110,377	381,627	25,030
Net assets at beginning of year	—	51,780	65,582	349,490	1,538,070	932,381

Net assets at end of period	$—	122,470	111,646	459,867	1,919,697	957,411

Changes in units (note 5):
Units purchased	—	11,619	8,179	12,109	11,596	1,401
Units redeemed	—	(119)	(129)	(672)	(2,347)	(16,970)

Net increase (decrease) in units from capital transactions with policy owners during the period ended June 30, 2003	—	11,500	8,050	11,437	9,249	(15,569)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

(Unaudited)

	AllianceBernstein Variable Products Series Fund, Inc.				Dreyfus		Eaton Vance Variable Trust
	Growth and Income Portfolio — Class B	Premier Growth Portfolio — Class B	Quasar Portfolio — Class B	Technology Portfolio — Class B	Dreyfus Investment Portfolios- Emerging Markets Portfolio — Initial Shares	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	VT Floating- Rate Income Fund	VT Worldwide Health Sciences Fund
	Period ended June 30, 2003				Period ended June 30, 2003		Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$7,532	(939)	(624)	—	(112)	(150)	—	(4)
Net realized gain (loss)	(15,289)	(11,049)	(197)	—	(64)	(33)	—	7
Unrealized appreciation (depreciation) on investments	250,322	28,072	19,365	—	4,842	3,271	—	(170)
Capital gain distributions	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	242,565	16,084	18,544	—	4,666	3,088	—	(167)

From capital transactions:
Net premiums	223,913	79,197	5,000	—	3,026	2,499	—	4,000
Loan interest	—	—	(20)	—	(66)	—	—	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	—	—	—	—
Surrenders	—	—	—	—	—	—	—	—
Loans	—	—	—	—	—	—	—	—
Cost of insurance and administrative expenses (note 4a)	(10,019)	(994)	(673)	—	(185)	(137)	—	(4)
Transfers (to) from the Guarantee Account	113,892	528	10,336	—	3,266	3,583	—	—
Transfers (to) from other subaccounts	72,511	1,285	—	—	2,500	—	—	—

Increase (decrease) in net assets from capital transactions (note 5)	400,297	80,016	14,643	—	8,541	5,945	—	3,996

Increase (decrease) in net assets	642,862	96,100	33,187	—	13,207	9,033	—	3,829
Net assets at beginning of year	1,328,804	144,242	96,422	—	23,080	23,354	—	—

Net assets at end of period	$1,971,666	240,342	129,609	—	36,287	32,387	—	3,829

Changes in units (note 5):
Units purchased	48,079	14,407	2,655	—	875	1,203	—	343
Units redeemed	(1,169)	(176)	(120)	—	(25)	(27)	—	—

Net increase (decrease) in units from capital transactions with policy owners during the period ended June 30, 2003	46,910	14,231	2,535	—	850	1,176	—	343

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

(Unaudited)

	Federated Insurance Series
	Federated American Leaders Fund II — Primary Shares	Federated Capital Income Fund II	Federated High Income Bond Fund II — Primary Shares	Federated High Income Bond Fund II — Service Shares	Federated International Small Company Fund II	Federated Kaufmann Fund II — Service Shares
	Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$6,020	14,998	42,985	17,291	(98)	—
Net realized gain (loss)	(41,360)	(33,920)	75,778	19	(58)	—
Unrealized appreciation (depreciation) on investments	103,191	38,833	(23,386)	13,303	3,365	—
Capital gain distributions	—	—	—	—	—	—

Increase (decrease) in net assets from operations	67,851	19,911	95,377	30,613	3,209	—

From capital transactions:
Net premiums	—	—	—	24,942	18,397	—
Loan interest	170	(1)	(32)	—	—	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	—	—
Surrenders	(4,895)	—	—	—	—	—
Loans	(2,328)	—	(5,607)	—	—	—
Cost of insurance and administrative expenses (note 4a)	(4,415)	(1,837)	(6,014)	(1,459)	(114)	—
Transfers (to) from the Guarantee Account	(3,996)	(130)	3,190	28,957	3,386	—
Transfers (to) from other subaccounts	(23,218)	(5,202)	648,900	115	—	—

Increase (decrease) in net assets from capital transactions (note 5)	(38,682)	(7,170)	640,437	52,555	21,669	—

Increase (decrease) in net assets	29,169	12,741	735,814	83,168	24,878	—
Net assets at beginning of year	619,998	252,581	683,272	203,363	14,926	—

Net assets at end of period	$649,167	265,322	1,419,086	286,531	39,804	—

Changes in units (note 5):
Units purchased	12	—	42,514	5,258	3,598	—
Units redeemed	(2,113)	(669)	(763)	(141)	(19)	—

Net increase (decrease) in units from capital transactions with policy owners during the period ended June 30, 2003	(2,101)	(669)	41,751	5,117	3,579	—

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

(Unaudited)

	Fidelity Variable Insurance Products Fund ("VIP")					Fidelity Variable Products Fund II ("VIP II")
	VIP Equity- Income Portfolio — Initial Class	VIP Equity- Income Portfolio — Service Class 2	VIP Growth Portfolio — Initial Class	VIP Growth Portfolio — Service Class 2	VIP Overseas Portfolio — Initial Class	VIP II Asset ManagerSM Portfolio — Initial Class	VIP II Contrafund® Portfolio — Initial Class	VIP II Contrafund® Portfolio — Service Class 2
	Period ended June 30, 2003					Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$106,633	9,630	(18,736)	(865)	(445)	141,552	(8,708)	(1,587)
Net realized gain (loss)	(514,463)	(7,106)	(227,479)	(4,663)	799,406	(61,486)	(98,991)	(1,225)
Unrealized appreciation (depreciation) on investments	1,204,012	108,556	916,605	33,459	(388,868)	338,736	633,922	66,215
Capital gain distributions	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	796,182	111,080	670,390	27,931	410,093	418,802	526,223	63,403

From capital transactions:
Net premiums	—	226,898	—	38,207	5,000	—	—	229,729
Loan interest	(1,741)	(74)	(5,539)	—	4,256	1,369	4,350	(26)
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(100,976)	—	(17,810)	—	—	(17,433)	(6,805)	—
Surrenders	(100,538)	—	(68,523)	—	(19,223)	(14,495)	(129,465)	—
Loans	(38,179)	—	9,115	—	(24,390)	(23,353)	19,869	—
Cost of insurance and administrative expenses (note 4a)	(47,395)	(5,275)	(32,557)	(1,182)	(12,139)	(23,452)	(42,930)	(3,818)
Transfers (to) from the Guarantee Account	9,090	64,254	14,476	7,920	45,425	293	(15,652)	6,482
Transfers (to) from other subaccounts	(240,968)	42,667	(86,087)	25,531	(2,639,202)	(86,431)	247,038	75,404

Increase (decrease) in net assets from capital transactions (note 5)	(520,707)	328,470	(186,925)	70,476	(2,640,273)	(163,502)	76,405	307,771

Increase (decrease) in net assets	275,475	439,550	483,465	98,407	(2,230,180)	255,300	602,628	371,174
Net assets at beginning of year	8,565,995	743,051	5,497,573	148,461	3,811,254	4,593,225	5,779,174	419,326

Net assets at end of period	$8,841,470	1,182,601	5,981,038	246,868	1,581,074	4,848,525	6,381,802	790,500

Changes in units (note 5):
Units purchased	—	40,249	443	13,437	572	78	12,357	39,370
Units redeemed	(16,896)	(645)	(6,630)	(225)	(165,715)	(6,732)	(8,726)	(486)

Net increase (decrease) in units from capital transactions with policy owners during the period ended June 30, 2003	(16,896)	39,604	(6,187)	13,212	(165,143)	(6,654)	3,631	38,884

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

(Unaudited)

	Fidelity Variable Insurance Products Fund III (“VIP III”)
	VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	VIP III Growth & Income Portfolio — Initial Class	VIP III Growth & Income Portfolio — Service Class 2	VIP III Growth Opportunities Portfolio — Initial Class	VIP III Mid Cap Portfolio — Service Class 2
	Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$—	2,854	668	323	(1,583)
Net realized gain (loss)	—	(24,558)	(469)	(64,528)	(500)
Unrealized appreciation (depreciation) on investments	—	61,300	14,456	97,896	55,761
Capital gain distributions	—	—	—	—	—

Increase (decrease) in net assets from operations	—	39,596	14,655	33,691	53,678

From capital transactions:
Net premiums	—	—	26,486	—	221,990
Loan interest	—	(806)	—	—	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	—
Surrenders	—	—	—	—	—
Loans	—	(28,698)	—	(25,944)	—
Cost of insurance and administrative expenses (note 4a)	—	(2,349)	(719)	(1,323)	(3,497)
Transfers (to) from the Guarantee Account	—	2,785	13,027	(5,314)	37,497
Transfers (to) from other subaccounts	—	81,156	—	(15,959)	17,698

Increase (decrease) in net assets from capital transactions (note 5)	—	52,088	38,794	(48,540)	273,688

Increase (decrease) in net assets	—	91,684	53,449	(14,849)	327,366
Net assets at beginning of year	—	421,427	93,152	209,288	370,824

Net assets at end of period	$—	513,111	146,601	194,439	698,190

Changes in units (note 5):
Units purchased	—	5,131	5,212	—	29,809
Units redeemed	—	(2,014)	(94)	(4,361)	(377)

Net increase (decrease) in units from capital transactions with policy owners during the period ended June 30, 2003	—	3,117	5,118	(4,361)	29,432

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

(Unaudited)

	GE Investments Funds, Inc.
	Global Income Fund	Income Fund	International Equity Fund	Mid-Cap Value Equity Fund	Money Market Fund	Premier Growth Equity Fund	Real Estate Securities Fund	S&P 500® Index Fund	Small-Cap Value Equity Fund	Total Return Fund	U.S. Equity Fund	Value Equity Fund
	Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(1,203)	(15,370)	(2,035)	(10,672)	(23,864)	(5,092)	(6,493)	(32,657)	(3,005)	(10,402)	(3,479)	(1,119)
Net realized gain (loss)	16,614	(171,059)	62,810	(49,919)	—	19,301	(11,450)	(727,871)	(5,504)	(15,381)	(3,466)	(1,429)
Unrealized appreciation (depreciation) on investments	(7,727)	264,343	(31,118)	286,926	8,955	83,178	190,455	1,363,234	38,498	169,258	65,913	24,232
Capital gain distributions	—	—	—	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	7,684	77,914	29,657	226,335	(14,909)	97,387	172,512	602,706	29,989	143,475	58,968	21,684

From capital transactions:
Net premiums	—	46,727	—	120,761	1,287,823	210,748	—	361,030	138,713	—	47,330	63,787
Loan interest	—	(433)	297	1,816	(71,154)	—	(361)	1,067	(69)	(1,098)	126	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	(5,210)	—	—	—	—	—	(1,894)	—	—	(2,226)	—
Surrenders	—	(38,940)	(1,723)	(1,884)	(547,874)	—	(86,961)	(16,189)	—	—	—	—
Loans	—	(30,714)	(5,000)	(3,425)	(717,885)	—	(1,591)	(100,733)	—	(1,689)	(900)	—
Cost of insurance and administrative expenses (note 4a)	(1,108)	(16,893)	(1,810)	(12,594)	(103,255)	(8,278)	(7,412)	(40,359)	(3,306)	(11,317)	(4,466)	(1,212)
Transfers (to) from the Guarantee Account	(20)	112,649	97	52,069	(529,899)	105,017	13,149	132,809	35,783	(130,301)	44,987	76,989
Transfers (to) from other subaccounts	38,365	304,765	(135,566)	(68,108)	443,213	51,708	250,842	(2,208)	23,398	55,587	38,765	(5,814)

Increase (decrease) in net assets from capital transactions (note 5)	37,237	371,951	(143,705)	88,635	(239,031)	359,195	167,666	333,523	194,519	(88,818)	123,616	133,750

Increase (decrease) in net assets	44,921	449,865	(114,048)	314,970	(253,940)	456,582	340,178	936,229	224,508	54,657	182,584	155,434
Net assets at beginning of year	150,338	1,946,086	392,553	1,745,727	16,273,017	692,040	967,402	5,093,911	446,074	1,609,568	526,847	134,464

Net assets at end of period	$195,259	2,395,951	278,505	2,060,697	16,019,077	1,148,622	1,307,580	6,030,140	670,582	1,664,225	709,431	289,898

Changes in units (note 5):
Units purchased	3,315	39,068	30	25,155	98,631	47,600	11,098	101,593	18,746	1,695	16,421	17,911
Units redeemed	(96)	(7,919)	(14,716)	(12,340)	(110,598)	(1,069)	(4,045)	(36,170)	(320)	(4,413)	(939)	(894)

Net increase (decrease) in units from capital transactions with policy owners during the period ended June 30, 2003	3,219	31,149	(14,686)	12,815	(11,967)	46,531	7,053	65,423	18,426	(2,718)	15,482	17,017

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

(Unaudited)

	Goldman Sachs Variable Insurance Trust		Greenwich Street Series Fund	Janus Aspen Series
	Goldman Sachs Growth and Income Fund	Goldman Sachs Mid Cap Value Fund	Salomon Brothers Variable Emerging Growth Fund — Class II	Balanced Portfolio — Institutional Shares	Balanced Portfolio — Service Shares	Capital Appreciation Portfolio — Institutional Shares	Capital Appreciation Portfolio — Service Shares	Flexible Income Portfolio — Institutional Shares	Global Life Sciences Portfolio — Service Shares	Global Technology Portfolio — Service Shares	Growth Portfolio — Institutional Shares	Growth Portfolio — Service Shares
	Period ended June 30, 2003		Period ended June 30, 2003	Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(469)	(11,916)	—	25,506	5,242	(3,063)	(107)	4,523	(2,205)	(145)	(20,909)	(400)
Net realized gain (loss)	(5,580)	(93,412)	—	(11,846)	(6,024)	(157,968)	(3,021)	(139,440)	(61,496)	(558)	(3,869)	(170)
Unrealized appreciation (depreciation) on investments	13,450	226,017	—	206,308	61,288	243,681	5,798	164,327	111,506	4,624	359,731	8,895
Capital gain distributions	—	—	—	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	7,401	120,689	—	219,968	60,506	82,650	2,670	29,410	47,805	3,921	334,953	8,325

From capital transactions:
Net premiums	—	—	—	—	83,316	—	28,784	—	—	625	—	—
Loan interest	—	(988)	—	(5,901)	—	(8)	—	—	2,447	—	1,080	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	(46,923)	—	(33,427)	—	—	—	(22,646)	—	—	(9,824)	—
Surrenders	—	(725)	—	(141,253)	—	(5,443)	—	—	—	—	(32,796)	—
Loans	(8,325)	(210,944)	—	(18,039)	—	(2,033)	—	(13,868)	(18,640)	—	29,350	—
Cost of insurance and administrative expenses (note 4a)	(423)	(13,925)	—	(27,339)	(6,118)	(10,425)	(243)	(4,446)	(2,481)	(136)	(26,057)	(448)
Transfers (to) from the Guarantee Account	15	30,052	—	(16,903)	99,726	(18,884)	(692)	9,371	1,618	1,181	(10,874)	(20)
Transfers (to) from other subaccounts	21,650	(186,904)	—	338,425	69,696	(93,242)	—	32,801	(120,863)	20,092	72,105	—

Increase (decrease) in net assets from capital transactions (note 5)	12,917	(430,357)	—	95,563	246,620	(130,035)	27,849	1,212	(137,919)	21,762	22,984	(468)

Increase (decrease) in net assets	20,318	(309,668)	—	315,531	307,126	(47,385)	30,519	30,622	(90,114)	25,683	357,937	7,857
Net assets at beginning of year	51,853	2,272,275	—	3,857,623	924,487	975,832	32,656	321,199	488,321	19,085	3,200,273	75,761

Net assets at end of period	$72,171	1,962,607	—	4,173,154	1,231,613	928,447	63,175	351,821	398,207	44,768	3,558,210	83,618

Changes in units (note 5):
Units purchased	3,776	718	—	16,135	27,066	—	4,403	4,185	538	7,687	1,241	—
Units redeemed	(1,526)	(40,854)	—	(11,492)	(654)	(6,941)	(179)	(3,351)	(21,189)	(48)	(953)	(188)

Net increase (decrease) in units from capital transactions with policy owners during the period ended June 30, 2003	2,250	(40,136)	—	4,643	26,412	(6,941)	4,224	834	(20,651)	7,639	288	(188)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

(Unaudited)

	Janus Aspen Series (continued)
	International Growth Portfolio — Institutional Shares	International Growth Portfolio — Service Shares	Mid Cap Growth Portfolio — Service Shares	Mid Cap Growth Portfolio — Institutional Shares	Worldwide Growth Portfolio — Institutional Shares	Worldwide Growth Portfolio — Service Shares
	Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$3,978	976	(2,036)	(8,527)	9,407	303
Net realized gain (loss)	136,637	(3,457)	(17,525)	(613,862)	(1,370,113)	(1,936)
Unrealized appreciation (depreciation) on investments	(86,359)	13,996	82,983	847,012	1,742,767	14,531
Capital gain distributions	—	—	—	—	—	—

Increase (decrease) in net assets from operations	54,256	11,515	63,422	224,623	382,061	12,898

From capital transactions:
Net premiums	—	82,650	58,554	2,625	—	14,754
Loan interest	(3,297)	—	—	76	2,405	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	(16,223)	—
Surrenders	—	—	—	(43,361)	(34,138)	—
Loans	(40,511)	—	(80,880)	(2,289)	(794)	—
Cost of insurance and administrative expenses (note 4a)	(9,093)	(647)	(5,092)	(9,414)	(35,655)	(904)
Transfers (to) from the Guarantee Account	18,776	1,831	17,738	(4,630)	(38,253)	37,015
Transfers (to) from other subaccounts	15,618	46,438	(8,955)	30,250	(629,528)	(5,161)

Increase (decrease) in net assets from capital transactions (note 5)	(18,507)	130,272	(18,635)	(26,743)	(752,186)	45,704

Increase (decrease) in net assets	35,749	141,787	44,787	197,880	(370,125)	58,602
Net assets at beginning of year	1,266,573	42,626	411,685	1,243,321	5,630,728	127,971

Net assets at end of period	$1,302,322	184,413	456,472	1,441,201	5,260,603	186,573

Changes in units (note 5):
Units purchased	957	25,231	8,329	713	120	10,109
Units redeemed	(3,661)	(125)	(13,503)	(426)	(37,021)	(1,187)

Net increase (decrease) in units from capital transactions with policy owners during the period ended June 30, 2003	(2,704)	25,106	(5,174)	287	(36,901)	8,922

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

(Unaudited)

	MFS® Variable Insurance Trust				Nations Separate Account Trust
	MFS® Investors Growth Stock Series — Service Class Shares	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Utilities Series — Service Class Shares	Nations Marsico Growth Portfolio	Nations Marsico International Opportunities Portfolio
	Period ended June 30, 2003				Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(1,408)	70	(654)	13,684	—	—
Net realized gain (loss)	52	(24,258)	(10,530)	(12,247)	2	—
Unrealized appreciation (depreciation) on investments	33,337	78,021	25,338	145,477	(57)	—
Capital gain distributions	—	—	—	—	—	—

Increase (decrease) in net assets from operations	31,981	53,833	14,154	146,914	(55)	—

From capital transactions:
Net premiums	58,094	59,000	24,998	66,750	2,500	—
Loan interest	(73)	—	—	—	—	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	—	—
Surrenders	—	—	—	—	—	—
Loans	—	(57,440)	—	(64,300)	—	—
Cost of insurance and administrative expenses (note 4a)	(1,505)	(3,757)	(692)	(4,597)	(5)	—
Transfers (to) from the Guarantee Account	14,674	4,929	(40,778)	48,740	(2)	—
Transfers (to) from other subaccounts	(7,682)	34,845	78,942	(2,804)	—	—

Increase (decrease) in net assets from capital transactions (note 5)	63,508	37,577	62,470	43,789	2,493	—

Increase (decrease) in net assets	95,489	91,410	76,624	190,703	2,438	—
Net assets at beginning of year	220,082	608,344	89,769	718,538	—	—

Net assets at end of period	$315,571	699,754	166,393	909,241	2,438	—

Changes in units (note 5):
Units purchased	13,520	14,018	14,246	15,223	225	—
Units redeemed	(1,716)	(8,721)	(5,614)	(9,444)	—	—

Net increase (decrease) in units from capital transactions with policy owners during the period ended June 30, 2003	11,804	5,297	8,632	5,779	225	—

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

(Unaudited)

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Aggressive Growth Fund/VA — Service Shares	Oppenheimer Bond Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Capital Appreciation Fund/VA — Service Shares	Oppenheimer Global Securities Fund/VA — Service Shares	Oppenheimer High Income Fund/VA	Oppenheimer Main Street Fund/VA — Service Shares	Oppenheimer Main Street Small Cap Fund/VA — Service Shares	Oppenheimer Multiple Strategies Fund/VA
	Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(17,603)	(7)	92,089	(5,784)	—	1,275	164,550	1,550	—	60,172
Net realized gain (loss)	(344,460)	15	377	5,049	—	(18,986)	(20,187)	(6,770)	—	(39,856)
Unrealized appreciation (depreciation) on investments	715,414	(118)	(8,538)	299,512	—	101,248	208,402	50,860	—	244,680
Capital gain distributions	—	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	353,351	(110)	83,928	298,777	—	83,537	352,765	45,640	—	264,996

From capital transactions:
Net premiums	17,625	12,000	—	—	—	257,520	—	155,370	—	—
Loan interest	(496)	—	19	(287)	—	(28)	(678)	491	—	(258)
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	(70,809)	(27,149)	—	—	(24,667)	—	—	(60,475)
Surrenders	(87,622)	—	(20,124)	(16,240)	—	—	(13,472)	—	—	(129,661)
Loans	(28,958)	—	1,758	(4,276)	—	—	(37,502)	—	—	—
Cost of insurance and administrative expenses (note 4a)	(19,695)	(11)	(10,502)	(17,583)	—	(4,663)	(15,328)	(2,600)	—	(12,965)
Transfers (to) from the Guarantee Account	(7,089)	1	(1,358)	26,691	—	831	20,967	42,178	—	(2,439)
Transfers (to) from other subaccounts	(131,699)	—	27,798	(29,505)	—	17,624	1,007,183	2,056	—	49,297

Increase (decrease) in net assets from capital transactions (note 5)	(257,934)	11,990	(73,218)	(68,349)	—	271,284	936,503	197,495	—	(156,501)

Increase (decrease) in net assets	95,417	11,880	10,710	230,428	—	354,821	1,289,268	243,135	—	108,495
Net assets at beginning of year	2,838,985	—	1,879,708	2,632,531	—	647,019	2,399,362	374,558	—	2,505,555

Net assets at end of period	$2,934,402	11,880	1,890,418	2,862,959	—	1,001,840	3,688,630	617,693	—	2,614,050

Changes in units (note 5):
Units purchased	602	1,083	1,086	984	—	36,565	30,385	27,289	—	1,603
Units redeemed	(9,163)	(1)	(3,718)	(3,126)	—	(622)	(2,765)	(354)	—	(6,657)

Net increase (decrease) in units from capital transactions with policy owners during the period ended June 30, 2003	(8,561)	1,082	(2,632)	(2,142)	—	35,943	27,620	26,935	—	(5,054)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

(Unaudited)

	PBHG Insurance Series Fund, Inc.		PIMCO Variable Insurance Trust				The Prudential Series Fund, Inc.		Rydex Variable Trust
	PBHG Growth II Portfolio	PBHG Large Cap Growth Portfolio	Foreign Bond Portfolio — Administrative Class Shares	High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares	Jennison 20/20 Focus Portfolio — Class II Shares	Jennison Portfolio — Service Shares	OTC Fund
	Period ended June 30, 2003		Period ended June 30, 2003				Period ended June 30, 2003		Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(757)	(1,894)	1,627	16,889	12,435	20,977	—	—	(139)
Net realized gain (loss)	(84,042)	(67,424)	1,801	105,820	(100,000)	9,325	—	—	(48)
Unrealized appreciation (depreciation) on investments	92,442	110,221	2,210	(134,096)	236,245	45,671	—	—	4,441
Capital gain distributions	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	7,643	40,903	5,638	(11,387)	148,680	75,973	—	—	4,254

From capital transactions:
Net premiums	2,625	2,000	10,000	83,209	150,481	537,769	—	—	3,750
Loan interest	1,169	127	—	(141)	(38)	(137)	—	—	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	—	—	—	—	—
Surrenders	—	—	—	—	—	—	—	—	—
Loans	2,658	—	—	—	(637)	—	—	—	—
Cost of insurance and administrative expenses (note 4a)	(977)	(4,331)	(1,164)	(3,622)	(5,725)	(12,371)	—	—	(157)
Transfers (to) from the Guarantee Account	14,038	(4,775)	2,834	161,989	115,623	311,189	—	—	(8)
Transfers (to) from other subaccounts	(189,250)	(6,479)	89,676	35,078	37,914	94,898	—	—	—

Increase (decrease) in net assets from capital transactions (note 5)	(169,737)	(13,458)	101,346	276,513	297,618	931,348	—	—	3,585

Increase (decrease) in net assets	(162,094)	27,445	106,984	265,126	446,298	1,007,321	—	—	7,839
Net assets at beginning of year	271,436	265,496	127,827	483,902	755,783	1,546,435	—	—	20,560

Net assets at end of period	$109,342	292,941	234,811	749,028	1,202,081	2,553,756	—	—	28,399

Changes in units (note 5):
Units purchased	2,728	174	8,319	17,005	29,008	74,975	—	—	1,045
Units redeemed	(26,091)	(885)	(94)	(337)	(470)	(994)	—	—	(44)

Net increase (decrease) in units from capital transactions with policy owners during the period ended June 30, 2003	(23,363)	(711)	8,225	16,668	28,538	73,981	—	—	1,001

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

(Unaudited)

	Salomon Brothers Variable Series Funds Inc				Van Kampen Life Investment Trust
	Salomon Brothers Variable All Cap Fund — Class II	Salomon Brothers Variable Investors Fund — Class I	Salomon Brothers Variable Strategic Bond Fund — Class I	Salomon Brothers Variable Total Return Fund — Class I	Comstock Portfolio — Class II Shares	Emerging Growth Portfolio — Class II Shares
	Period ended June 30, 2003				Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$—	(2,507)	(3,784)	(262)	259	(2)
Net realized gain (loss)	—	(9,739)	5,152	(47)	41	11
Unrealized appreciation (depreciation) on investments	—	66,655	50,713	3,198	10,993	(38)
Capital gain distributions	—	—	—	—	—	—

Increase (decrease) in net assets from operations	—	54,409	52,081	2,889	11,293	(29)

From capital transactions:
Net premiums	—	—	—	—	41,934	20,684
Loan interest	—	(860)	(23)	21	—	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	—	—
Surrenders	—	—	(1,926)	—	—	—
Loans	—	2,500	(13,855)	—	—	—
Cost of insurance and administrative expenses (note 4a)	—	(4,399)	(2,532)	(333)	(405)	(30)
Transfers (to) from the Guarantee Account	—	(21)	(280)	(10)	28,175	264
Transfers (to) from other subaccounts	—	45,312	51,765	—	—	—

Increase (decrease) in net assets from capital transactions (note 5)	—	42,532	33,149	(322)	69,704	20,918

Increase (decrease) in net assets	—	96,941	85,230	2,567	80,997	20,889
Net assets at beginning of year	—	376,550	508,933	41,049	31,966	—

Net assets at end of period	$—	473,491	594,163	43,616	112,963	20,889

Changes in units (note 5):
Units purchased	—	4,023	4,697	2	8,409	2,517
Units redeemed	—	(442)	(1,673)	(33)	(49)	(4)

Net increase (decrease) in units from capital transactions with policy owners during the period ended June 30, 2003	—	3,581	3,024	(31)	8,360	2,513

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements

June 30, 2003

(Unaudited)

(1)	Description of Entity

GE Life & Annuity Separate Account III (the Account) is a separate investment account established in 1987 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for single premium variable life insurance policies and flexible premium variable life insurance policies issued by GE Life & Annuity.

GE Life & Annuity is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 to The Life Insurance Company of Virginia. General Electric Capital Corporation (“GE Capital”) acquired GE Life & Annuity from Aon Corporation on April 1, 1996. GE Capital subsequently contributed GE Life & Annuity to its wholly owned subsidiary, GE Financial Assurance Holdings, Inc. (“GE Financial Assurance”) and ultimately the majority of the outstanding common stock to General Electric Capital Assurance Company (“GECA”). As part of an internal reorganization of GE Financial Assurance’s insurance subsidiaries, The Harvest Life Insurance Company (“Harvest”) merged into the Company on January 1, 1999. At this time The Life Insurance Company of Virginia was renamed GE Life and Annuity Assurance Company. Harvest’s former parent, Federal Home Life Insurance Company (“Federal”), received common stock of the GE Life & Annuity in exchange for its interest in Harvest.

GE Financial Assurance indirectly owns approximately ninety-seven percent of GE Life & Annuity’s outstanding common stock. The stock is owned directly by General Electric Capital Assurance Company (“GE Capital Assurance”) and by Federal. Both GE Capital Assurance, which directly owns approximately eighty-five percent of GE Life & Annuity’s outstanding common stock, and Federal, which owns approximately twelve percent of GE Life & Annuity’s outstanding common stock, are indirectly owned by GE Financial Assurance. The 800 or 3% remaining shares of GE Life & Annuity’s outstanding common stock are owned by Phoenix Life Insurance Company, Inc. (“Phoenix”). All of GE Life & Annuity’s outstanding non-voting preferred stock is owned by GE Financial Assurance. GE Financial Assurance is a wholly-owned subsidiary of GE Insurance, Inc. (“GEI”). GEI is a wholly owned subsidiary of GE Capital which in turn is wholly owned, directly or indirectly, by General Electric Company (“GE”), a New York corporation.

During May 2003, the following portfolios were added to the Account.

AIM Variable Insurance Funds

AIM V.I. Basic Value Fund — Series II Shares

AllianceBernstein Variable Products Series Fund, Inc.

Technology Portfolio — Class B

Eaton Vance Variable Trust

VT Floating-Rate Income Fund

VT Worldwide Health Sciences Fund

Federated Insurance Series

Federated Kaufmann Fund II — Service Shares

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Dynamic Capital Appreciation Portfolio — Service Class 2

Greenwich Street Series Fund

Salomon Brothers Variable Emerging Growth Fund — Class II

Nations Separate Account Trust

Nations Marsico Growth Portfolio

Nations Marsico International Opportunities Portfolio

Oppenheimer Variable Account Funds

Oppenheimer Main Street Small Cap Fund/VA — Service Shares

Salomon Brothers Variable Series Funds Inc

Salomon Brothers Variable All Cap Fund — Class II

The Prudential Series Fund, Inc.

Jennison 20/20 Focus Portfolio — Class II Shares

Jennison Portfolio — Class II Shares

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

(2)	Summary of Significant Accounting Policies

(a)  Investments

Investments are stated at fair market value, which are based on the underlying net asset value per share of the respective portfolios. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last Valuation Day in the applicable year or period.

(b)  Unit Class

There are two unit classes included in the Account. Type I units are sold under policy form P1097. Type II units are sold under policy forms P1254 and P1255. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure.

(c)  Federal Income Taxes

The Account is not taxed separately because its operations are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. The Account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

(d)  Use of Estimates

Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3)	Purchases and Sales of Investments

The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the period ended June 30, 2003 were:

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
AIM Variable Insurance Funds
AIM V.I. Basic Value Fund — Series II Shares	$—	$—
AIM V.I. Capital Appreciation Fund — Series I Shares	59,460	1,305
AIM V.I. Growth Fund — Series I Shares	34,353	1,173
AIM V.I. Premier Equity Fund — Series I Shares	113,430	45,486
The Alger American Fund
Alger American Growth Portfolio — Class O Shares	992,144	881,705
Alger American Small Capitalization Portfolio — Class O Shares	1,309,012	1,400,419
AllianceBernstein Variable Products Series Fund, Inc.
Growth and Income Portfolio — Class B	522,856	113,775
Premier Growth Portfolio — Class B	136,273	57,196
Quasar Portfolio — Class B	15,441	1,394
Technology Portfolio — Class B	—	—

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Dreyfus
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares	$10,308	$1,878
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	6,093	293
Eaton Vance Variable Trust
VT Floating-Rate Income Fund	—	—
VT Worldwide Health Sciences Fund	4,000	7
Federated Insurance Series
Federated American Leaders Fund II — Primary Shares	188,616	221,692
Federated Capital Income Fund II	75,185	67,794
Federated High Income Bond Fund II — Primary Shares	2,713,072	2,020,935
Federated High Income Bond Fund II — Service Shares	118,159	50,155
Federated International Small Company Fund II	21,790	219
Federated Kaufmann Fund II — Service Shares	—	—
Fidelity Variable Insurance Products Fund ("VIP")
VIP Equity-Income Portfolio — Initial Class	1,986,367	2,390,555
VIP Equity-Income Portfolio — Service Class 2	392,925	55,465
VIP Growth Portfolio — Initial Class	1,559,407	1,764,211
VIP Growth Portfolio — Service Class 2	134,753	73,087
VIP Overseas Portfolio — Initial Class	22,372,073	22,805,453
Fidelity Variable Insurance Products Fund II (“VIP II”)
VIP II Asset ManagerSM Portfolio — Initial Class	269,866	290,907
VIP II Contrafund® Portfolio — Initial Class	706,410	637,418
VIP II Contrafund® Portfolio — Service Class 2	374,563	68,286
Fidelity Variable Insurance Products Fund III ("VIP III")
VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	—	—
VIP III Growth & Income Portfolio — Initial Class	676,650	622,098
VIP III Growth & Income Portfolio — Service Class 2	47,434	7,966
VIP III Growth Opportunities Portfolio — Initial Class	167,023	215,633
VIP III Mid Cap Portfolio — Service Class 2	289,808	18,439
GE Investments Funds, Inc.
Global Income Fund	89,851	53,795
Income Fund	8,220,798	8,957,827
International Equity Fund	2,066,586	2,212,304
Mid-Cap Value Equity Fund	1,587,060	1,508,692
Money Market Fund	29,773,783	30,002,020
Premier Growth Equity Fund	577,809	223,508
Real Estate Securities Fund	407,017	245,530
S&P 500® Index Fund	2,626,080	2,338,163
Small-Cap Value Equity Fund	243,609	52,016
Total Return Fund	90,341	189,375
U.S. Equity Fund	212,242	92,014
Value Equity Fund	153,718	21,018
Goldman Sachs Variable Insurance Trust
Goldman Sachs Growth and Income Fund	215,072	194,272
Goldman Sachs Mid Cap Value Fund	1,404,075	1,837,596

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Greenwich Street Series Fund
Salomon Brothers Variable Emerging Growth Fund — Class II	$—	$—
Janus Aspen Series
Balanced Portfolio — Institutional Shares	757,709	636,166
Balanced Portfolio — Service Shares	364,753	118,571
Capital Appreciation Portfolio — Institutional Shares	776,663	909,465
Capital Appreciation Portfolio — Service Shares	42,866	16,062
Flexible Income Portfolio — Institutional Shares	7,629,816	8,724,183
Global Life Sciences Portfolio — Service Shares	823,005	962,661
Global Technology Portfolio — Service Shares	21,905	278
Growth Portfolio — Institutional Shares	289,158	292,000
Growth Portfolio — Service Shares	23	870
International Growth Portfolio — Institutional Shares	2,682,365	2,696,562
International Growth Portfolio — Service Shares	156,142	24,862
Mid Cap Growth Portfolio — Service Shares	85,776	105,756
Mid Cap Growth Portfolio — Institutional Shares	1,495,630	1,535,294
Worldwide Growth Portfolio — Institutional Shares	5,815,530	6,564,042
Worldwide Growth Portfolio — Service Shares	55,971	9,964
MFS® Variable Insurance Trust
MFS® Investors Growth Stock Series — Service Class Shares	81,479	19,361
MFS® Investors Trust Series — Service Class Shares	152,340	113,814
MFS® New Discovery Series — Service Class Shares	152,189	90,385
MFS® Utilities Series — Service Class Shares	139,286	80,748
Nations Separate Account Trust
Nations Marsico Growth Portfolio	2,500	2
Nations Marsico International Opportunities Portfolio	—	—
Oppenheimer Variable Account Funds
Oppenheimer Aggressive Growth Fund/VA	213,667	488,659
Oppenheimer Aggressive Growth Fund/VA — Service Shares	8,000	15
Oppenheimer Bond Fund/VA	250,249	231,099
Oppenheimer Capital Appreciation Fund/VA	722,641	796,259
Oppenheimer Capital Appreciation Fund/VA — Service Shares	—	—
Oppenheimer Global Securities Fund/VA — Service Shares	389,705	117,043
Oppenheimer High Income Fund/VA	2,929,074	1,818,775
Oppenheimer Main Street Fund/VA — Service Shares	287,980	88,767
Oppenheimer Main Street Small Cap Fund/VA — Service Shares	—	—
Oppenheimer Multiple Strategies Fund/VA	161,075	257,170
PBHG Insurance Series Fund, Inc.
PBHG Growth II Portfolio	81,709	252,489
PBHG Large Cap Growth Portfolio	1,282,378	1,297,285
PIMCO Variable Insurance Trust
Foreign Bond Portfolio — Administrative Class Shares	176,005	73,031
High Yield Portfolio — Administrative Class Shares	477,659	186,186
Long-Term U.S. Government Portfolio — Administrative Class Shares	390,099	82,909
Total Return Portfolio — Administrative Class Shares	1,328,503	390,691

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
The Prudential Series Fund, Inc.
Jennison 20/20 Focus Portfolio — Class II Shares	$—	$—
Jennison Portfolio — Class II Shares	—	—
Rydex Variable Trust
OTC Fund	3,755	283
Salomon Brothers Variable Series Funds Inc
Salomon Brothers Variable All Cap Fund — Class II	—	—
Salomon Brothers Variable Investors Fund — Class I	71,724	31,632
Salomon Brothers Variable Strategic Bond Fund — Class I	142,567	105,000
Salomon Brothers Variable Total Return Fund — Class I	1,008	1,590
Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares	70,749	751
Emerging Growth Portfolio — Class II Shares	20,966	15

(4)	Related Party Transactions

(a)  GE Life & Annuity

Policy owners may transfer cash values between the Account’s subaccounts and the Guarantee Account (where the Guarantee Account is available pursuant to the terms of the policy and the state where the policy is issued) that is part of the general account of GE Life & Annuity. In addition, policy owners may elect to allocate premiums to the Guarantee Account of GE Life & Annuity and, over a period up to one year, periodically and systematically transfer amounts to the subaccounts of their choice. Amounts transferred or allocated to the Guarantee Account earn interest at the interest rate effective at the time of such transfer and remain in effect for the guarantee period, after which a new rate may be declared.

Type I Units (Policy Form P1097)

Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable life insurance policies, less deductions. For ten years after each premium payment, GE Life & Annuity deducts a monthly premium tax charge equal to an annual rate of .20% of the portion of the cash value in the Account attributable to each premium payment and a monthly distribution expense charge equal to an annual rate of .30% of that portion of the cash value in the Account attributable to each premium payment. The monthly distribution expense charge is guaranteed not to exceed 9% of each premium payment made.

A Mortality and Expense Risk Charge is deducted daily from the assets in the subaccounts attributable to the policies equal to an effective annual rate of .90% of the average daily net assets. This charge is for the mortality and expense risks that GE Life & Annuity assumes. In addition, an Administrative Expense is deducted daily from the assets in the subaccounts attributable to the policies equal to an effective annual rate of .40% of the average daily net assets.

A cost of insurance charge is deducted monthly. The cost of insurance charge depends on a number of factors such as the age, gender, policy duration and risk class of the insured.

There will be a surrender charge if the policy is surrendered within ten years of a premium payment. The total surrender charge will equal the sum of the surrender charge attributable to the premium payments made under the policy before the surrender. The maximum surrender charge is 6% of premium payments for the first four years of the premium payment and then declines by 1% each year thereafter until reaching 0% after year ten.

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders.

A transfer charge of $10 is assessed for each transfer among subaccounts after the first transfer made in any calendar month.

Type II Units (Policy Form P1254 and P1255)

Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its single premium variable life insurance policies less deductions. For 10 years after each premium payment, GE Life & Annuity deducts a monthly premium tax recovery charge equal to an annualized rate of .20% of the portion of the assets in the Account attributable to each premium payment and a monthly distribution expense charge equal to an annualized rate of .30% of that portion of the assets in the Account attributable to each premium payment.

A Mortality and Expense Risk Charge is deducted monthly from the assets in the subaccounts attributable to the policies equal to an annualized rate of .70% of the average daily net assets during the first ten policy years and .35% thereafter. This charge is for the mortality and expense risks that GE Life & Annuity assumes. In addition, an Administrative Expense is deducted monthly from the policy value. Currently, the Administrative Expense charge is a minimum of $8.00 per month. The maximum amount charged is guaranteed to not exceed an annualized rate of ..40% of the amount of policy value at the time the charge is assessed.

A cost of insurance charge is deducted monthly. For a single life policy, the current effective annual rate of this charge is .05% of the policy value. For a joint and last survivor policy, the current effective annual rate of the charge is ..03% of the policy value.

There will be a surrender charge if the policy is surrendered within seven years of the premium payment. The total surrender charge will equal the sum of the surrender charge attributable to the premium payment made under the policy before the surrender. The maximum surrender charge is 6% and decreases to 0% in year seven.

A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders. Partial surrenders are not permitted if the partial surrender would reduce the account value below $25,000.

Currently a charge is not assessed for transfers among subaccounts. GE Life & Annuity has reserved the right to assess a $10 transfer charge for each transfer.

(b)  Receivables From Affiliate

Receivable from affiliate represents receivables from GE Life & Annuity attributable to operating activity.

(c )  Accrued Expenses Payable to Affiliate

Accrued expenses payable to affiliate are mostly attributable to charges and deductions made under the contracts for services and benefits accrued and payable to GE Life & Annuity.

(d)  Capital Brokerage Corporation

Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

life insurance policies and variable annuities issued by GE Life & Annuity. GE Life & Annuity pays commissions and other marketing related expenses to Capital Brokerage Corporation. Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.

(e)  GE Investments Funds, Inc.

GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Asset Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .60% for the Global Income Fund, .50% for the Income Fund, 1.00% for the International Equity Fund, .65% for the Mid-Cap Value Equity Fund, .50% for the Money Market Fund, .65% for the Premier Growth Equity Fund, .85% for the Real Estate Securities Fund, .35% for the S&P 500® Index Fund, .80% for the Small-Cap Value Equity Fund, .50% for the Total Return Fund, .55% for the U.S. Equity Fund, and .65% for the Value Equity Fund.

(5)	Capital Transactions

All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, portfolio dividends or portfolio distributions are not paid to policy owners as additional units, but instead are reflected in unit values.

The increase (decrease) in outstanding units and amounts by fund from capital transactions for the period ended June 30, 2003 is reflected in the Statements of Changes in Net Assets.

(6)	Financial Highlights

A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios, for the period ended June 30, 2003, follows.

Expenses as a percentage of average net assets represent the annualized policy expenses of the Account, consisting of mortality and expense risk charges, and administrative expenses for each period indicated. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying portfolios are excluded. The expenses as a percentage of net assets for Type II units is zero due to the fact that the expense is deducted monthly by a redemption of units.

The investment income ratio represents the ordinary dividends received Account from the underlying portfolio, divided by average net assets.

The total return below represents the annual total return for the six month period ended June 30, 2003 and includes deductions only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in the prospectus of Statement of Additional Information for a product supported by the Account include the maximum contract charges that may be assessed to any policy through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total returns shown on the following pages.

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I		Unit Value	000s
The Alger American Fund
Alger American Growth Portfolio — Class O Shares	132,393	$14.50	$1,920	1.30%	0.00%	16.09%
Alger American Small Capitalization Portfolio — Class O Shares	134,091	7.14	958	1.30%	0.00%	14.61%
AllianceBernstein Variable Products Series Fund, Inc.
Growth and Income Portfolio — Class B	1,024	10.81	11	1.30%	1.29%	8.10%
Federated Insurance Series
Federated American Leaders Fund II — Primary Shares	44,586	14.56	649	1.30%	1.58%	9.64%
Federated Capital Income Fund II	22,504	11.79	265	1.30%	6.60%	8.17%
Federated High Income Bond Fund II — Primary Shares	91,084	15.58	1,419	1.30%	5.62%	12.49%
Fidelity Variable Insurance Products Fund (“VIP”)
VIP Equity-Income Portfolio — Initial Class	257,919	34.28	8,843	1.30%	1.92%	9.98%
VIP Growth Portfolio — Initial Class	172,017	34.77	5,982	1.30%	0.29%	12.71%
VIP Overseas Portfolio — Initial Class	100,449	15.74	1,581	1.30%	0.62%	9.69%
Fidelity Variable Insurance Products Fund II (“VIP II”)
VIP II Asset ManagerSM Portfolio — Initial Class	181,593	26.70	4,849	1.30%	3.71%	9.43%
VIP II Contrafund® Portfolio — Initial Class	255,886	24.94	6,382	1.30%	0.49%	8.86%
Fidelity Variable Insurance Products Fund III (“VIP III”)
VIP III Growth & Income Portfolio — Initial Class	38,178	13.44	513	1.30%	1.35%	11.81%
VIP III Growth Opportunities Portfolio — Initial Class	20,885	9.31	194	1.30%	0.78%	12.30%
VIP III Mid Cap Portfolio — Service Class 2	1,922	11.04	21	1.30%	0.34%	10.40%
GE Investments Funds, Inc.
Global Income Fund	16,326	11.96	195	1.30%	0.00%	4.27%
Income Fund	164,558	13.45	2,214	1.30%	0.00%	3.07%
International Equity Fund	26,987	10.32	278	1.30%	0.00%	9.55%
Mid-Cap Value Equity Fund	79,474	16.12	1,281	1.30%	0.00%	11.71%
Money Market Fund	819,319	17.45	14,294	1.30%	0.96%	-0.17%
Premier Growth Equity Fund	74,931	8.62	646	1.30%	0.00%	12.09%
Real Estate Securities Fund	53,810	24.30	1,308	1.30%	0.00%	17.45%
S&P 500® Index Fund	117,037	33.89	3,966	1.30%	0.00%	10.86%
Small-Cap Value Equity Fund	—	10.79	—	1.30%	0.00%	7.90%
Total Return Fund	51,349	32.41	1,664	1.30%	0.00%	8.87%
U.S. Equity Fund	38,771	9.72	377	1.30%	0.00%	9.34%
Goldman Sachs Variable Insurance Trust
Goldman Sachs Growth and Income Fund	9,887	7.30	72	1.30%	0.00%	7.51%
Goldman Sachs Mid Cap Value Fund	161,664	12.14	1,963	1.30%	0.00%	7.82%
Janus Aspen Series
Balanced Portfolio — Institutional Shares	193,650	21.55	4,173	1.30%	1.28%	5.59%
Capital Appreciation Portfolio — Institutional Shares	51,352	18.08	929	1.30%	0.32%	8.00%
Flexible Income Portfolio — Institutional Shares	20,443	17.21	352	1.30%	1.38%	5.07%
Global Life Sciences Portfolio — Service Shares	24,083	7.29	176	1.30%	0.00%	11.64%

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I		Unit Value	000s
Global Technology Portfolio — Service Shares	11,339	$2.89	$33	1.30%	0.00%	17.48%
Growth Portfolio — Institutional Shares	209,183	17.01	3,557	1.30%	0.00%	11.03%
International Growth Portfolio — Institutional Shares	93,760	13.89	1,302	1.30%	0.93%	5.79%
Mid Cap Growth Portfolio — Institutional Shares	87,293	16.51	1,441	1.30%	0.00%	15.54%
Worldwide Growth Portfolio — Institutional Shares	274,705	19.15	5,260	1.30%	0.81%	5.98%
MFS® Variable Insurance Trust
MFS® New Discovery Series — Service Class Shares	1,233	10.83	13	1.30%	0.00%	8.30%
Oppenheimer Variable Account Funds
Oppenheimer Aggressive Growth Fund/VA	91,757	31.98	2,934	1.30%	0.00%	13.00%
Oppenheimer Bond Fund/VA	67,012	28.21	1,890	1.30%	5.50%	4.52%
Oppenheimer Capital Appreciation Fund/VA	80,150	35.72	2,863	1.30%	0.41%	11.66%
Oppenheimer High Income Fund/VA	106,886	34.51	3,688	1.30%	6.58%	14.01%
Oppenheimer Multiple Strategies Fund/VA	83,171	31.43	2,614	1.30%	3.02%	10.67%
PBHG Insurance Series Fund, Inc.
PBHG Growth II Portfolio	13,367	8.18	109	1.30%	0.00%	10.69%
PBHG Large Cap Growth Portfolio	21,732	13.48	293	1.30%	0.00%	13.95%
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class Shares	2,148	10.12	22	1.30%	2.11%	1.20%
Salomon Brothers Variable Series Funds Inc
Salomon Brothers Variable Investors Fund — Class I	38,031	12.45	474	1.30%	0.00%	13.91%
Salomon Brothers Variable Strategic Bond Fund —Class I	44,809	13.26	594	1.30%	0.00%	8.87%
Salomon Brothers Variable Total Return Fund —Class I	4,005	10.89	44	1.30%	0.00%	7.08%
Type II
AIM Variable Insurance Funds
AIM V.I. Basic Value Fund — Series II Shares	—	11.06	—	0.00%	0.00%	10.60%
AIM V.I. Capital Appreciation Fund — Series I Shares	21,753	5.63	122	0.00%	0.00%	11.49%
AIM V.I. Growth Fund — Series I Shares	24,324	4.59	112	0.00%	0.00%	13.90%
AIM V.I. Premier Equity Fund — Series I Shares	71,077	6.47	460	0.00%	0.00%	10.41%
AllianceBernstein Variable Products Series Fund, Inc.
Growth and Income Portfolio — Class B	210,139	9.33	1,960	0.00%	1.29%	15.33%
Premier Growth Portfolio — Class B	41,654	5.77	240	0.00%	0.00%	9.70%
Quasar Portfolio — Class B	19,940	6.50	130	0.00%	0.00%	17.33%
Technology Portfolio — Class B	—	10.90	—	0.00%	0.00%	9.00%
Dreyfus
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares	3,220	11.27	36	0.00%	0.14%	15.71%
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	5,773	5.61	32	0.00%	0.01%	10.43%

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type II		Unit Value	000s
Eaton Vance Variable Trust
VT Floating-Rate Income Fund	—	$10.08	$—	0.00%	0.00%	0.80%
VT Worldwide Health Sciences Fund	343	11.16	4	0.00%	0.00%	11.60%
Federated Insurance Series
Federated High Income Bond Fund II — Service Shares	25,721	11.14	287	0.00%	7.26%	12.87%
Federated International Small Company Fund II	6,328	6.29	40	0.00%	0.00%	15.84%
Federated Kaufmann Fund II — Service Shares	—	11.31	—	0.00%	0.00%	13.10%
Fidelity Variable Insurance Products Fund (“VIP”)
VIP Equity-Income Portfolio — Service Class 2	129,671	9.12	1,182	0.00%	1.56%	10.55%
VIP Growth Portfolio — Service Class 2	41,490	5.95	247	0.00%	0.11%	13.33%
Fidelity Variable Insurance Products Fund II (“VIP II”)
VIP II Contrafund® Portfolio — Service Class 2	92,782	8.52	791	0.00%	0.27%	9.51%
Fidelity Variable Insurance Products Fund III (“VIP III”)
VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	—	10.77	—	0.00%	0.00%	7.70%
VIP III Growth & Income Portfolio — Service Class 2	17,878	8.20	147	0.00%	1.08%	12.33%
VIP III Mid Cap Portfolio — Service Class 2	68,038	9.95	677	0.00%	0.34%	8.74%
GE Investments Funds, Inc.
Income Fund	16,366	11.16	183	0.00%	0.00%	3.81%
Mid-Cap Value Equity Fund	74,105	10.52	779	0.00%	0.00%	12.51%
Money Market Fund	160,631	10.72	1,721	0.00%	0.96%	0.47%
Premier Growth Equity Fund	64,533	7.79	503	0.00%	0.00%	12.90%
Real Estate Securities Fund	—	10.85	—	0.00%	0.00%	8.50%
S&P 500® Index Fund	283,483	7.28	2,065	0.00%	0.00%	11.49%
Small-Cap Value Equity Fund	59,239	11.32	671	0.00%	0.00%	3.57%
Total Return Fund	—	10.51	—	0.00%	0.00%	5.10%
U.S. Equity Fund	40,757	8.16	333	0.00%	0.00%	9.97%
Value Equity Fund	34,594	8.38	290	0.00%	0.00%	9.54%
Greenwich Street Series Fund
Salomon Brothers Variable Emerging Growth Fund — Class II	—	10.96	—	0.00%	0.00%	9.60%
Janus Aspen Series
Balanced Portfolio — Service Shares	130,054	9.47	1,232	0.00%	1.03%	6.17%
Capital Appreciation Portfolio — Service Shares	9,630	6.56	63	0.00%	0.24%	8.61%
Global Life Sciences Portfolio — Service Shares	34,043	6.54	223	0.00%	0.00%	12.18%
Global Technology Portfolio — Service Shares	3,448	3.48	12	0.00%	0.00%	18.37%
Growth Portfolio — Service Shares	15,148	5.52	84	0.00%	0.00%	11.74%
International Growth Portfolio — Service Shares	33,288	5.54	184	0.00%	1.53%	6.33%
Mid Cap Growth Portfolio — Service Shares	110,794	4.12	457	0.00%	0.00%	16.06%
Worldwide Growth Portfolio — Service Shares	33,022	5.65	187	0.00%	0.73%	6.40%
MFS® Variable Insurance Trust
MFS® Investors Growth Stock Series — Service Class Shares	55,558	5.68	315	0.00%	0.00%	12.92%
MFS® Investors Trust Series — Service Class Shares	97,053	7.21	700	0.00%	0.49%	8.75%
MFS® New Discovery Series — Service Class Shares	21,831	7.01	153	0.00%	0.00%	12.70%
MFS® Utilities Series — Service Class Shares	128,606	7.07	910	0.00%	2.23%	20.85%

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type II		Unit Value	000s
Nations Separate Account Trust
Nations Marsico Growth Portfolio	225	$10.85	$2	0.00%	0.00%	8.50%
Nations Marsico International Opportunities Portfolio	—	10.92	—	0.00%	0.00%	9.20%
Oppenheimer Variable Account Funds
Oppenheimer Aggressive Growth Fund/VA — Service Shares	1,082	10.98	12	0.00%	0.00%	9.80%
Oppenheimer Capital Appreciation Fund/VA — Service Shares	—	10.67	—	0.00%	0.00%	6.70%
Oppenheimer Global Securities Fund/VA — Service Shares	128,771	7.78	1,002	0.00%	0.72%	11.62%
Oppenheimer Main Street Fund/VA — Service Shares	81,062	7.62	618	0.00%	0.89%	10.12%
Oppenheimer Main Street Small Cap Fund/VA — Service Shares	—	11.15	—	0.00%	0.00%	11.50%
PIMCO Variable Insurance Trust
Foreign Bond Portfolio — Administrative Class Shares	18,815	12.48	235	0.00%	1.35%	3.40%
High Yield Portfolio — Administrative Class Shares	64,627	11.59	749	0.00%	3.75%	14.87%
Long-Term U.S. Government Portfolio — Administrative Class Shares	85,924	13.99	1,202	0.00%	1.59%	6.23%
Total Return Portfolio — Administrative Class Shares	198,590	12.75	2,531	0.00%	2.11%	4.51%
The Prudential Series Fund, Inc.
Jennison 20/20 Focus Portfolio — Class II Shares	—	10.59	—	0.00%	0.00%	5.90%
Jennison Portfolio — Class II Shares	—	10.58	—	0.00%	0.00%	5.80%
Rydex Variable Trust
OTC Fund	8,091	3.51	28	0.00%	0.00%	21.03%
Salomon Brothers Variable Series Funds Inc				—
Salomon Brothers Variable All Cap Fund — Class II	—	10.94	—	0.00%	0.00%	9.40%
Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares	12,292	9.19	113	0.00%	0.87%	13.04%
Emerging Growth Portfolio — Class II Shares	2,514	8.31	21	0.00%	0.00%	13.22%